Finance debt - Non-current debt maturity profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 24,141	$ 27,404
Weighted average [member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)	9	10
Weighted average [member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)	3.29%	3.33%
Year 2 and 3 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 4,794	$ 5,015
Year 4 and 5 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	4,510	4,731
After 5 years [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	$ 14,837	$ 17,659